Property and equipment	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total

December 31, 2023
January 1, 2024	2,958	3,378	—	6,322
Of which right of use assets	1,675	1,374	—	3,049
Acquisitions	15	267	3	285
Of which right of use assets	—	37	—	37
Disposals	—	(18)	—	(18)
Of which right of use assets	—	(18)	—	(18)
Depreciation	(352)	(493)	—	(845)
Of which right of use assets	(288)	(105)	—	(393)
Transfers	—	—	—	—
Of which right of use assets	—	—	—	—
Foreign exchange variation	—	—	—	—
Of which right of use assets	—	—	—	—
June 30, 2024	2,621	3,134	3	5,758
Of which right of use assets	1,387	1,288	—	2,675

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total

January 1, 2025	2,285	2,861	—	5,133
Of which right of use assets	1,269	1,121	—	2,389
Acquisitions	285	276	—	562
Of which right of use assets	285	218	—	503
Disposals	—	(20)	—	(20)
Of which right of use assets	—	(12)	—	(12)
Depreciation	(294)	(413)	—	(707)
Of which right of use assets	(231)	(111)	—	(341)
Transfers	—	—	—	—
Of which right of use assets	—	—	—	—
Foreign exchange variation	(13)	—	—	(13)
Of which right of use assets	(13)	—	—	(13)
June 30, 2025	2,263	2,705	—	4,955
Of which right of use assets	1,310	1,215	—	2,526